Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements

	Urban Tea	39Pu	Pro Forma Financial Data

Revenue	$865,705	$119,028	$984,733
Cost of revenues	(508,462)	(54,946)	(563,408)
Gross profit	357,243	64,082	421,325

Total operating expenses	(2,813,636)	(119,086)	(2,932,722)

Total other income, net	333,966	546,050	880,016

Net loss before income taxes	(2,122,427)	491,046	(1,631,381)

Income tax expenses	-	-	-
Net loss	(2,122,427)	491,046	(1,631,381)

Less: Net loss attributable to non-controlling interests	15,827	-	15,827

Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	$(2,106,600)	$491,046	$(1,615,554)

(Loss) income per share- basic and diluted	$(0.06)	$-	$(0.05)

Weighted Average Shares Outstanding-Basic and Diluted	33,227,331	-	33,227,331